Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized		₩ 97,857
Financial assets, Amount offset		(95,920)
Financial assets, Net financial instruments presented on the statements of financial position		1,937
Financial assets, Relevant financial instruments not offset		(1,107)
Financial assets, Net amount		830
Financial liabilities, Gross financial instruments recognized		97,027
Financial liabilities, Amount offset		(95,920)
Financial liabilities, Net financial instruments presented on the statements of financial position		1,107
Financial liabilities, Relevant financial instruments not offset		(1,107)
Financial liabilities, Net amount		0
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized		1,867
Financial assets, Amount offset		0
Financial assets, Net financial instruments presented on the statements of financial position		1,867
Financial assets, Relevant financial instruments not offset		(1,107)
Financial assets, Net amount		760
Financial liabilities, Gross financial instruments recognized		1,107
Financial liabilities, Amount offset		0
Financial liabilities, Net financial instruments presented on the statements of financial position		1,107
Financial liabilities, Relevant financial instruments not offset		(1,107)
Financial liabilities, Net amount		0
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	₩ 100,895	95,920
Financial liabilities, Amount offset	(100,895)	(95,920)
Financial liabilities, Net amount		0
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	102,241	95,990
Financial assets, Amount offset	(100,895)	(95,920)
Financial assets, Net financial instruments presented on the statements of financial position	1,346	70
Financial assets, Net amount	₩ 1,346	₩ 70